SECURITISATIONS AND COVERED BONDS - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 283,719			£ 269,212
Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35		€ 35	€ 35
Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	86	£ 866
Securitisations and covered bonds redeemed	0	41
External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	3,437	4,849
Securitisations and covered bonds redeemed	894	1,962
Holmes | Mortgage-backed master trust structures: | Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	86	106
Internal and external redemptions	0	0
Holmes | Mortgage-backed master trust structures: | External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	750	750
Internal and external redemptions	0	0
Fosse | Mortgage-backed master trust structures: | Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	760
Internal and external redemptions	0	0
Fosse | Mortgage-backed master trust structures: | External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Euro €35bn Global Covered Bond Programme | Covered bond programme: | Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Covered bonds issued	0	0
Covered bonds redeemed	0	41
Euro €35bn Global Covered Bond Programme | Covered bond programme: | External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Covered bonds issued	2,687	4,099
Covered bonds redeemed	£ 894	£ 1,962